Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Employee future benefits	$ 174	$ 174
Greenpac equity holder put option (see Note 5 for more details)	80	0
Other	6	8
Gross non current liabilities	260	182
Less: Current portion	(82)	(4)
Other liabilities	$ 178	$ 178